General - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fees, taxes and charges collected by us from our guests	$ 123	$ 125	$ 257	$ 262
Cost of Property Repairs and Maintenance	$ 352	$ 274	$ 603	$ 526